Consolidated Statements Of Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data	Series C Convertible Preferred Stock [Member] Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Mar. 30, 2008			$ 28,370	$ 616		$ (20,887)	$ 8,099
Balance, Shares at Mar. 30, 2008			20,573	14,714
Issuance of common stock from exercise of stock options				124			124
Issuance of common stock from exercise of stock options, shares				1,106
Stock compensation relating to stock options issued				510			510
Issuance of Series C convertible preferred stock at $1.225 per share (net of issuance costs of $28)	10,822	10,822
Issuance of Series C convertible preferred stock at $1.225 per share (net of issuance costs of $28), shares	8,858
Net income						196	196
Comprehensive income for the fiscal year							196
Balance at Mar. 29, 2009			39,192	1,250		(20,691)	19,751
Balance, Shares at Mar. 29, 2009			29,431	15,820
Reclassification of warrants from equity to liability upon adoption of FASB ASC 815-40-15 (see Note 1)			(828)			(661)	(1,489)
Issuance of common stock from exercise of stock options				299			299
Issuance of common stock from exercise of stock options, shares				1,210
Issuance of common stock for services				78			78
Issuance of common stock for services, shares				26
Stock compensation relating to stock options issued to consultants				33			33
Stock compensation relating to stock options issued to employees				1,195			1,195
Unrealized gain (loss) on available for sale investments					(9)		(9)
Net income						15,142	15,142
Comprehensive income for the fiscal year							15,133
Balance at Mar. 28, 2010			38,364	2,855	(9)	(6,210)	35,000
Balance, Shares at Mar. 28, 2010			29,431	17,056
Issuance of common stock from exercise of stock options				717			717
Issuance of common stock from exercise of stock options, shares				949
Reclassification of warrants from liability to equity (see Note 1)			11,877				11,877
Stock compensation relating to stock options issued to consultants				128			128
Stock compensation relating to stock options issued to employees				2,062			2,062
Unrealized gain (loss) on available for sale investments					10		10
Net income						9,347	9,347
Comprehensive income for the fiscal year							9,357
Balance at Apr. 03, 2011			50,241	5,762	1	3,137	59,141
Balance, Shares at Apr. 03, 2011			29,431	18,005
Issuance of common stock upon initial public offering, net of offering costs and underwriter commission				67,653			67,653
Issuance of common stock upon initial public offering, net of offering costs and underwriter commission, shares				10,000
Issuance of common stock from exercise of stock options				969			969
Issuance of common stock from exercise of stock options, shares				437
Issuance of preferred stock from exercise of stock warrants			499				499
Issuance of preferred stock from exercise of stock warrants, shares			269
Conversion of preferred stock to common stock upon initial public offering stock option			(50,740)	50,740
Conversion of preferred stock to common stock upon initial public offering stock option, shares			(29,700)	50,999
Stock compensation relating to stock options issued to consultants				14			14
Stock compensation relating to stock options issued to employees				2,493			2,493
Unrealized gain (loss) on available for sale investments					4		4
Net income						31,055	31,055
Comprehensive income for the fiscal year							31,059
Balance at Jan. 01, 2012				$ 127,631	$ 5	$ 34,192	$ 161,828
Balance, Shares at Jan. 01, 2012				79,441